INTANGIBLE ASSET (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Intangible assets, amortization expense	$ (7,807)	$ 0	$ 0	$ (11,696)
Software developments [Member]
Intangible assets, estimated useful lives	5 years			5 years
Intangible assets, amortization method	straight line basis			straight line basis